Income Tax - Schedule of Components of Income Tax Credit (Expense) Reported in Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax (expense)/benefit	$ (89)	$ (118)	$ 5
Adjustments in respect of current income tax of previous years	5	(64)	5
Income tax (expense)/benefit reported in the income statement	$ (84)	$ (182)	$ 10